Warranty liability (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, beginning of period	$ 1,314	$ 6,380	$ 4,401
Warranty assumed on acquisition	0	582	0
Warranty claims	(1,395)	(5,397)	(3,099)
Warranty accruals	4,530	4,153	5,303
Change in estimate	0	22,837	0
Impact of foreign exchange changes	(48)	290	(225)
Balance, end of period	4,401	28,845	6,380
Less: Current portion	(1,187)	(9,955)	(2,072)
Long-term portion	$ 3,214	$ 18,890	$ 4,308